Note 28 - Stock-based Compensation - Options Issued and Outstanding Schedule (Details) - Stock options expiring in april [member]	12 Months Ended
Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Weighted average remaining exercisable life (years) (Year)	3 months 18 days
Number of stock options	100,000
Grant date (exercisable) fair valu	$ 20.58	[1],[2]

[1]	100,000 exercisable on December 31, 2023
[2]	Such amount has not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board.